Net (Loss) Income Per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Income Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share allocable to common stockholders for the three and six months ended June 30, 2024 and 2023 (in thousands, except share and per-share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net income (loss)	$13,836	$(11,387)	$(42,988)	$(33,050)
Less: Undistributed earnings allocable to participating securities	(4,208)	—	—	—
Net income (loss) allocable to shares of common stock - basic and diluted	$9,628	$(11,387)	$(42,988)	$(33,050)
Denominator:
Weighted-average common shares outstanding - basic	16,723,479	5,114,747	11,068,749	5,113,213
Dilutive effect of employee equity incentive plans	1,067,664	—	—	—
Weighted-average common shares outstanding - diluted	17,791,143	5,114,747	11,068,749	5,113,213
Net income (loss) per share allocable to common stockholders:
Basic	$0.58	$(2.23)	$(3.88)	$(6.46)
Diluted	$0.54	$(2.23)	$(3.88)	$(6.46)
The following table sets forth the computation of basic and diluted net (loss) income per share (in thousands, except share and per-share data):

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net (loss) income	$(219,710)	$35,379	$(25,687)
Less: CVR distribution to participating securities	(37,550)	—	—
Net (loss) income allocable to shares of common stock - basic	(257,260)	35,379	(25,687)
Less: Change in fair value of warrants	—	(20,882)	—
Net (loss) income allocable to shares of common stock - diluted	$(257,260)	$14,497	$(25,687)
	Year Ended December 31,
	2023	2022	2021
Denominator:
Weighted-average common shares outstanding - basic	155,109,561	144,758,555	114,328,798
Dilutive effect of employee equity incentive plans and outstanding warrants	—	1,116,334	—
Weighted-average common shares used in per share calculations - diluted	155,109,561	145,874,889	114,328,798
Net (loss) income per share:
Basic	$(1.66)	$0.24	$(0.22)
Diluted	$(1.66)	$0.10	$(0.22)

Schedule of Potential Common Shares Issuable Upon Conversion of Warrants
The following table represents the potential dilutive shares of common stock excluded from the computation of the diluted net income (loss) per share allocable to common stockholders for all periods presented, as the effect would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Common stock options, restricted stock units and ESPP shares	740,211	753,590	2,344,017	753,590
Warrants to purchase common stock	975,132	1,040,943	975,132	1,040,943
Series A Preferred Stock	5,544,719	—	5,544,719	—
Total	7,260,062	1,794,533	8,863,868	1,794,533

The following table represents the potential dilutive shares of common stock excluded from the computation of the diluted net (loss) income per share for all periods presented, as the effect would have been anti-dilutive:

	Year Ended December 31,
	2023	2022	2021
Warrants to purchase common stock	31,224,703	213,339	10,735,980
Series A Preferred Stock	435,120,513	—	—
Forward contract to issue Series A Preferred Stock	99,140,326	—	—
Common stock options, RSUs and ESPP shares	23,306,661	17,800,034	11,492,002
Series A Preferred Stock options	14,112,299	—	—
Total	602,904,502	18,013,373	22,227,982